Leases (Details) - Schedule of right of use asset ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 ILS (₪)
Cost
Balance beginning		₪ 1,877	₪ 1,520
Additions	[1]	208	320
Derecognition for terminated agreements		(111)	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation			102
Balance ending		1,974	1,877
Amortization and impairment losses
Balance beginning		373
Amortization for the year		415	423
Derecognition for terminated agreements		(95)	(31)
Changes in agreements and other		(27)	(22)
Impairment loss		126	3
Balance ending		792	373
Carrying amount
Carrying amount, Balance		1,182	1,504	$ 342	₪ 1,520
Communication and network equipment [member]
Cost
Balance beginning		966	809
Additions	[1]	146	159
Derecognition for terminated agreements		(71)	(45)
Changes in agreements (mainly extension of the agreement periods) and revaluation			43
Balance ending		1,041	966
Amortization and impairment losses
Balance beginning		169
Amortization for the year		185	190
Derecognition for terminated agreements		(65)	(18)
Changes in agreements and other		(4)	(3)
Impairment loss		82
Balance ending		367	169
Carrying amount
Carrying amount, Balance		674	797		809
Buildings [member]
Cost
Balance beginning		625	538
Additions	[1]	34	15
Derecognition for terminated agreements		(13)	(9)
Changes in agreements (mainly extension of the agreement periods) and revaluation			81
Balance ending		646	625
Amortization and impairment losses
Balance beginning		115
Amortization for the year		120	120
Derecognition for terminated agreements		(5)	(4)
Changes in agreements and other		(2)	(1)
Impairment loss		45
Balance ending		273	115
Carrying amount
Carrying amount, Balance		373	510		538
Vehicles [member]
Cost
Balance beginning		286	173
Additions	[1]	28	146
Derecognition for terminated agreements		(27)	(11)
Changes in agreements (mainly extension of the agreement periods) and revaluation			(22)
Balance ending		287	286
Amortization and impairment losses
Balance beginning		89
Amortization for the year		110	113
Derecognition for terminated agreements		(25)	(9)
Changes in agreements and other		(21)	(18)
Impairment loss		(1)	3
Balance ending		152	89
Carrying amount
Carrying amount, Balance		₪ 135	₪ 197		₪ 173

[1]	Additions for new agreements and amendments to existing agreements